Offerings	Mar. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of BXP, Inc.
Fee Rate	0.01381%
Offering Note	(1) See note (2). Debt securities issued by BXP, Inc. ("BXP") may be accompanied by guarantees to be issued by Boston Properties Limited Partnership ("BPLP"). Debt securities issued by BPLP may be accompanied by guarantees to be issued by BXP. Debt securities are issuable in series as senior debt securities or subordinated debt securities which may be convertible into or exchangeable for common stock or preferred stock of BXP.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share, of BXP, Inc.
Fee Rate	0.01381%
Offering Note	(2) (a) The amount to be registered pursuant to this Registration Statement consists of an unspecified amount of the securities of each identified class as may from time to time be offered at indeterminate prices. As discussed below, pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement includes a total of $600,000,000 of unsold securities and 152,905 shares of BXP common stock that had been previously registered and for which the registration fee had been previously paid. (2) (b) In accordance with Rules 456(b) and 457(r) under the Securities Act, except with respect to the unsold securities that had been previously registered, the Registrants are deferring payment of all of the registration fee.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred stock, par value $0.01 per share, of BXP, Inc.
Fee Rate	0.01381%
Offering Note	(3) See note (2).
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts of BXP, Inc.
Fee Rate	0.01381%
Offering Note	(4) See note (2).
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary shares of BXP, Inc.
Fee Rate	0.01381%
Offering Note	(5) See note (2). To be represented by depositary receipts representing an interest in all or a specified portion of a share of preferred stock. Each depositary share will be issued under a deposit agreement.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants of BXP, Inc.
Fee Rate	0.01381%
Offering Note	(6) See note (2).
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees by BXP, Inc. of Debt Securities of Boston Properties Limited Partnership
Fee Rate	0.01381%
Offering Note	(7) See note (2). Pursuant to Rule 457(n) under the Securities Act, no separate registration fee will be paid in respect of any such guarantees.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Boston Properties Limited Partnership
Fee Rate	0.01381%
Offering Note	(8) See notes (1) and (2).
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees by Boston Properties Limited Partnership of Debt Securities of BXP, Inc.
Fee Rate	0.01381%
Offering Note	(9) See note (2). Pursuant to Rule 457(n) under the Securities Act, no separate registration fee will be paid in respect of any such guarantees.
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	152,905
Maximum Aggregate Offering Price	$ 7,644,986.25
Carry Forward Form Type	S-3
Carry Forward File Number	333-272012
Carry Forward Initial Effective Date	May 17, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 442.75
Offering Note	(10) (a) Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this Registration Statement include unsold securities consisting of (i) 152,905 shares of BXP common stock that had been previously registered pursuant to the combined registration statement of BXP and BPLP on Form S-3 filed on May 17, 2023 (Registration No. 333-272012) (the "2023 Combined Shelf") and (ii) $600,000,000 of unsold common stock, preferred stock, depositary shares, warrants and preferred stock purchase rights of BXP that had been previously registered pursuant to the 2023 Combined Shelf. (10) (b) The securities registered pursuant to the 2023 Combined Shelf included 152,905 shares of unsold common stock originally registered on BXP's registration statement on Form S-3 filed on November 12, 2008 (Registration No. 333-155309) (the "2008 BXP Registration Statement") relating to prospectus supplements filed pursuant to Rule 424(b)(2) on April 1, 2011 and May 12, 2009. The registration fees with respect to such securities, totaling $442.75, were previously paid in connection with the filing of the prospectus supplements relating to such securities and will continue to be applied to such unsold securities. Pursuant to Rule 415(a)(6), the offerings of the unsold securities registered under the 2023 Combined Shelf will be deemed terminated as of the date of effectiveness of this Registration Statement. The securities originally registered under the 2008 BXP Registration Statement were carried forward pursuant to Rule 415(a)(6) from the 2008 BXP Registration Statement to the combined registration statement of BXP and BPLP on Form S-3 filed on August 9, 2011 (Registration No. 333-176157) (the "2011 Combined Shelf"), the combined registration statement of BXP and BPLP on Form S-3 filed on June 3, 2014 (Registration No. 333-196491) (the "2014 Combined Shelf"), the combined registration statement of BXP and BPLP on Form S-3 filed on June 2, 2017 (Registration No. 333-218460) (the "2017 Combined Shelf"), the combined registration statement of BXP and BPLP on Form S-3 filed on May 22, 2020 (Registration No. 333-238607) (the "2020 Combined Shelf") and the 2023 Combined Shelf.
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Carry Forward Form Type	S-3
Carry Forward File Number	333-272012
Carry Forward Initial Effective Date	May 17, 2023
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 399,929,920.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-272012
Carry Forward Initial Effective Date	May 17, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 50,671.12
Offering Note	(11) (a) See note (10)(a). (11) (b) The securities registered pursuant to the 2023 Combined Shelf included (i) $399,929,920 of unsold common stock, preferred stock, depositary shares, warrants and preferred stock purchase rights originally registered on BXP's registration statement on Form S-3 filed on June 17, 2004 (Registration No. 333-116556) (the "2004 BXP Registration Statement") and (ii) an additional $200,070,080 of shares of BXP common stock relating to a prospectus supplement filed pursuant to Rule 424(b)(5) on June 3, 2014 with respect to the 2014 Combined Shelf. In connection with the registration of such unsold securities on the 2004 BXP Registration Statement and the 2014 Combined Shelf, BXP paid registration fees of $50,671.12 and $25,770, respectively, which will continue to be applied to such unsold securities. Pursuant to Rule 415(a)(6), the offerings of the unsold securities registered under the 2023 Combined Shelf will be deemed terminated as of the date of effectiveness of this Registration Statement. The securities originally registered under the 2004 BXP Registration Statement were carried forward pursuant to Rule 415(a)(6) from the 2004 BXP Registration Statement to the 2008 BXP Registration Statement, the 2011 Combined Shelf, the 2014 Combined Shelf, the 2017 Combined Shelf, the 2020 Combined Shelf and the 2023 Combined Shelf. The securities originally registered under the 2014 Combined Shelf were carried forward pursuant to Rule 415(a)(6) from the 2014 Combined Shelf to the 2017 Combined Shelf, the 2020 Combined Shelf and the 2023 Combined Shelf.
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 200,070,080.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-272012
Carry Forward Initial Effective Date	May 17, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 25,770.00
Offering Note	(12) See notes (10)(a) and (11)(b).